Summary of Significant Accounting Policies - Additional Information (Detail 1)	Dec. 31, 2025 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Significant Of Accounting Policies [Line Items]
Remaining performance obligation	$ 55,178,093
Revenue Recognition, Expected Timing of Satisfaction Period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Significant Of Accounting Policies [Line Items]
Remaining performance obligation	$ 1,837,543
Revenue Recognition, Expected Timing of Satisfaction Period	1 year